Short-Term Borrowing from Third Party (Details) - USD ($)	1 Months Ended
	Apr. 29, 2018	Jun. 30, 2019
Short-Term Borrowing from Third Party [Abstract]
Short-term borrowing from third party	$ 13,420,000
Bearing interest	3.22%
Interest rate increased		4.00%
Additional expense paid to related party	$ 576,000
Short term borrowing maturity date	On March 11, 2020, the maturity date of the loan was extended to 31 December 2020.